Share-Based Payments - Summary of Option Activity (Details)	12 Months Ended
	Mar. 31, 2024 shares $ / shares	Mar. 31, 2024 shares $ / shares $ / shares	Mar. 31, 2023 shares $ / shares	Mar. 31, 2023 shares $ / shares $ / shares	Mar. 31, 2024 shares $ / shares	Mar. 31, 2023 shares $ / shares	Mar. 31, 2022 shares $ / shares	Mar. 31, 2022 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options exercised (in CAD per option) | $ / shares	$ 2.45		$ 2.66
CAD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercisable at year end (in shares) | shares	3,320,696	3,320,696	3,400,696	3,400,696	3,320,696	3,400,696
CAD | Long Term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement | shares	3,320,696	3,320,696	3,400,696	3,400,696	3,320,696	3,400,696	3,079,598	3,079,598
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares	$ 3.22	$ 3.22	$ 3.23	$ 3.23			$ 3.19
Granted (in shares) | shares	0	0	626,230	626,230
Granted (in CAD per option) | $ / shares	$ 0		$ 3.25
Number of share options forfeited in share-based payment arrangement | shares	(57,250)	(57,250)	(67,500)	(67,500)
Forfeited (in CAD per option) | $ / shares	$ 3.32		$ 3.60
Number of share options expired in share-based payment arrangement | shares	(22,750)	(22,750)	(85,000)	(85,000)
Expired (in CAD per option) | $ / shares	$ 3.71		$ 3.65
Number of share options exercised in share-based payment arrangement | shares	0	0	(152,632)	(152,632)
Weighted average exercise price of share options exercised (in CAD per option) | $ / shares	$ 0		$ 2.27
Exercisable at year end (in shares) | shares	1,932,064	1,932,064	1,464,014	1,464,014	1,932,064	1,464,014
Exercisable at year end (in CAD per option) | $ / shares	$ 3.34	$ 3.34	$ 3.42	$ 3.42
United States of America, Dollars | Long Term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement | shares	1,016,575	1,016,575	1,084,175	1,084,175	1,016,575	1,084,175	1,004,484	1,004,484
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares					$ 2.55	$ 2.55		$ 2.63
Granted (in shares) | shares	0	0	265,125	265,125
Granted (in CAD per option) | $ / shares		$ 0		$ 2.50
Number of share options forfeited in share-based payment arrangement | shares	(52,100)	(52,100)	(94,475)	(94,475)
Forfeited (in CAD per option) | $ / shares		$ 2.44		$ 2.91
Number of share options expired in share-based payment arrangement | shares	(13,000)	(13,000)	(90,959)	(90,959)
Expired (in CAD per option) | $ / shares		$ 3.23		$ 2.92
Number of share options exercised in share-based payment arrangement | shares	(2,500)	(2,500)	0	0
Weighted average exercise price of share options exercised (in CAD per option) | $ / shares		$ 1.67		$ 0
Exercisable at year end (in shares) | shares	509,525	509,525	284,400	284,400	509,525	284,400
Exercisable at year end (in CAD per option) | $ / shares					$ 2.66	$ 2.81